Premises and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Premises and Equipment
10. Premises and Equipment

Premises and Equipment

Our premises and equipment consisted of the following:

		December 31,
Dollars in millions	Useful life (in years)	2025	2024
Land	Indefinite	$111	$111
Buildings and improvements	15-40	655	644
Leasehold improvements	1-15	575	556
Furniture and equipment	2-15	757	787
Capitalized building leases	1-14 (a)	18	18
Construction in process	N/A	42	24
Total premises and equipment		2,158	2,140
Less: Accumulated depreciation and amortization		(1,530)	(1,526)
Premises and equipment, net		$628	$614

(a)Capitalized building and equipment leases are amortized over the lesser of the useful life of asset or lease term.

Depreciation and amortization expense related to premises and equipment for the years ended December 31, 2025, December 31, 2024, and December 31, 2023 was $87 million, $91 million, and $89 million, respectively. This includes amortization of assets under capital leases.

Software

Eligible costs related to computer software developed or obtained for internal use that add functionality, improve efficiency or extend the useful life of a system are capitalized. Amortization of capitalized software begins when it is ready for its intended use, which is after all substantial testing is completed. Capitalized costs are amortized using the straight-line or accelerated method over its useful life. Balances are included in “Accrued income and other assets”.

Key had capitalized software assets, including internally-developed and purchased software and costs associated with certain cloud computing arrangements of $692 million and $597 million and related accumulated amortization of $399 million and $308 million as of December 31, 2025, and December 31, 2024, respectively. This includes in-process software that has not started amortizing. Amortization expense related to internal-use software for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, was $93 million, $84 million, and $78 million, respectively.